Risk Management Section - Summary of Forborne Assets by Geographical Area (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Forborne assets	€ 11,819.0	€ 14,880.0
Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	5,657.0	7,104.0
Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	3,036.0	4,301.0
Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	1,096.0	1,139.0
Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	541.0	644.0
Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	639.0	651.0
Retail Banking [Member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	1.0	1.0
Retail Banking [Member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	1.0	3.0
Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	2.0	1.0
Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	342.0	364.0
Performing Exposure [Member] | Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	3,074.0	3,944.0
Performing Exposure [Member] | Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	1,727.0	2,395.0
Performing Exposure [Member] | Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	399.0	418.0
Performing Exposure [Member] | Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	432.0	511.0
Performing Exposure [Member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	342.0	335.0
Performing Exposure [Member] | Retail Banking [Member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	0.0	0.0
Performing Exposure [Member] | Retail Banking [Member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	0.0	0.0
Performing Exposure [Member] | Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	2.0	0.0
Performing Exposure [Member] | Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	172.0	285.0
Non-performing exposure [member] | Retail Banking [Member]
Disclosure of financial assets [line items]
Forborne assets	2,583.0	3,159.0
Non-performing exposure [member] | Retail Banking [Member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	1,309.0	1,906.0
Non-performing exposure [member] | Retail Banking [Member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	697.0	721.0
Non-performing exposure [member] | Retail Banking [Member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	109.0	132.0
Non-performing exposure [member] | Retail Banking [Member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	297.0	317.0
Non-performing exposure [member] | Retail Banking [Member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	1.0	1.0
Non-performing exposure [member] | Retail Banking [Member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	1.0	2.0
Non-performing exposure [member] | Retail Banking [Member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	0.0	1.0
Non-performing exposure [member] | Retail Banking [Member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	€ 170.0	€ 79.0